SCHEDULE OF INVESTMENTS
Securian Real Estate Securities (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Hotels, Resorts & Cruise Lines – 0.7%
Marriott International, Inc., Class A	2	$204

Total Consumer Discretionary - 0.7%		204

Real Estate
Diversified REITs – 3.8%
STORE Capital Corp.	15	417
VEREIT, Inc.	71	459
W.P. Carey, Inc.	3	215

		1,091

Health Care REITs – 10.7%
CareTrust REIT, Inc.	9	164
Healthcare Trust of America, Inc., Class A	8	213
Healthpeak Properties, Inc.	31	831
Omega Healthcare Investors, Inc.	10	302
Physicians Realty Trust	9	152
Ventas, Inc.	10	440
Welltower, Inc.	18	1,003

		3,105

Hotel & Resort REITs – 2.1%
Host Hotels & Resorts, Inc.	39	422
RLJ Lodging Trust	21	178

		600

Industrial REITs – 16.5%
Duke Realty Corp.	27	1,003
First Industrial Realty Trust, Inc.	13	521
ProLogis, Inc.	28	2,860
Terreno Realty Corp.	7	389

		4,773

Office REITs – 8.0%
Alexandria Real Estate Equities, Inc.	7	1,080
Boston Properties, Inc.	5	385
Cousins Properties, Inc.	13	373
Highwoods Properties, Inc.	8	252
Kilroy Realty Corp.	4	229

		2,319

Residential REITs – 19.5%
American Homes 4 Rent	29	838
AvalonBay Communities, Inc.	3	457
Camden Property Trust	7	605
Equity Lifestyle Properties, Inc.	9	533
Equity Residential	11	540
Essex Property Trust, Inc.	1	171
Invitation Homes, Inc.	29	823
Mid-America Apartment Communities, Inc.	4	464
Sun Communities, Inc.	5	717
UDR, Inc.	15	486

		5,634

Retail REITs – 8.6%
Agree Realty Corp.	6	350
Brixmor Property Group, Inc.	31	357
Realty Income Corp.	12	723
Regency Centers Corp.	5	189
Simon Property Group, Inc.	7	436
Taubman Centers, Inc.	6	186
Weingarten Realty Investors	14	232

		2,473

Specialized REITs – 28.1%
American Tower Corp., Class A	1	193
CubeSmart	8	265
CyrusOne, Inc.	9	630
Digital Realty Trust, Inc.	8	1,145
Equinix, Inc.	3	2,504
Extra Space Storage, Inc.	4	471
Gaming and Leisure Properties, Inc.	4	156
Life Storage, Inc.	4	379
Public Storage, Inc.	6	1,337
QTS Realty Trust, Inc., Class A	5	340
VICI Properties, Inc.	30	709

		8,129

Total Real Estate - 97.3%		28,124

TOTAL COMMON STOCKS – 98.0%		$28,328

(Cost: $29,423)

SHORT-TERM SECURITIES

Money Market Funds(A) - 1.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	492	492

TOTAL SHORT-TERM SECURITIES – 1.7%		$492

(Cost: $492)

TOTAL INVESTMENT SECURITIES – 99.7%		$28,820

(Cost: $29,915)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		76

NET ASSETS – 100.0%		$28,896

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at September 30, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$28,328	$—	$—
Short-Term Securities	492	—	—
Total	$28,820	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$29,915

Gross unrealized appreciation	2,330
Gross unrealized depreciation	(3,425)

Net unrealized depreciation	$(1,095)